UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Corporate Bond Fund

April 30, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligation – 0.08%
GNMA Series 2003-5 B 4.486% 10/16/25	USD	430,273	$442,254
Total Agency Collateralized Mortgage Obligation (cost $430,273)			442,254

Commercial Mortgage-Backed Securities – 1.62%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		1,500,000	1,335,000
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.375% 6/10/39		1,490,000	1,368,663
Series 2005-6 AM 5.179% 9/10/47		675,000	405,066
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		2,395,000	2,081,926
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34		800,000	778,671
Series 2006-LDP9 A2 5.134% 5/15/47		2,400,000	1,789,904
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	156,074
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		325,000	83,178
•#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		510,000	433,500
@#Tower Series 2006-1 C 144A 5.707% 2/15/36		785,000	812,475
Total Commercial Mortgage-Backed Securities (cost $11,803,072)			9,244,457

Convertible Bonds – 1.03%
Amgen 0.125% exercise price $79.84, expiration date 2/1/11		1,450,000	1,357,563
Medtronic 1.50% exercise price $55.41, expiration date 4/15/11		1,500,000	1,423,125
National City 4.00% exercise price $482.50, expiration date 2/1/11		1,605,000	1,502,681
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		1,830,000	1,626,413
Total Convertible Bonds (cost $5,744,001)			5,909,782

Corporate Bonds – 87.56%
Banking – 12.34%
Bank of America
*4.90% 5/1/13		2,600,000	2,372,617
5.30% 3/15/17		2,900,000	2,178,045
6.10% 6/15/17		4,980,000	3,896,860
Bank of New York Mellon
4.95% 3/15/15		2,540,000	2,461,153
5.45% 4/1/16		2,015,000	1,880,176
BB&T
*5.25% 11/1/19		1,200,000	1,028,546
6.85% 4/30/19		4,710,000	4,595,731
BB&T Capital Trust I 5.85% 8/18/35		4,981,000	2,634,366
Citigroup 6.125% 5/15/18		3,125,000	2,630,622
@#CoBank ACB 144A 7.875% 4/16/18		2,060,000	1,961,987
Credit Suisse New York 5.50% 5/1/14		4,235,000	4,250,445
*#GMAC 144A 6.00% 12/15/11		1,000,000	820,466
JPMorgan Chase 6.30% 4/23/19		6,455,000	6,363,585
JPMorgan Chase Capital XXV 6.80% 10/1/37		7,365,000	5,405,836
PNC Bank 6.875% 4/1/18		5,750,000	5,484,994
@Popular North America Capital Trust I 6.564% 9/15/34		6,510,000	1,861,814
Silicon Valley Bank
5.70% 6/1/12		2,320,000	2,192,620
6.05% 6/1/17		1,870,000	1,391,409
U.S. Bank North America 4.80% 4/15/15		2,400,000	2,335,644
•USB Capital IX 6.189% 4/15/49		2,120,000	1,177,045
Wachovia 5.75% 6/15/17		1,085,000	996,297
Wells Fargo 5.625% 12/11/17		5,900,000	5,509,816
•Wells Fargo Capital XIII 7.70% 12/29/49		10,975,000	7,029,225
			70,459,299

Basic Industry – 4.39%
ArcelorMittal 6.125% 6/1/18	9,250,000	7,466,351
Freeport McMoRan Copper & Gold
8.25% 4/1/15	340,000	335,284
8.375% 4/1/17	645,000	632,997
#Georgia-Pacific 144A 8.25% 5/1/16	500,000	502,500
Lubrizol 6.50% 10/1/34	4,455,000	3,429,851
@#Norske Skogindustrier 144A 7.125% 10/15/33	2,265,000	996,600
Potash 6.50% 5/15/19	1,800,000	1,874,057
Reliance Steel & Aluminum 6.85% 11/15/36	4,784,000	2,807,648
Rio Tinto Finance USA 9.00% 5/1/19	3,775,000	3,887,771
@#Sappi Papier Holding 144A 6.75% 6/15/12	2,320,000	1,335,227
@#Severstal 144A 9.75% 7/29/13	1,400,000	1,064,000
#Steel Dynamics 144A 7.75% 4/15/16	925,000	735,375
		25,067,661
Brokerage – 4.64%
@AMVESCAP 4.50% 12/15/09	1,435,000	1,381,327
Goldman Sachs Group
5.95% 1/18/18	1,990,000	1,849,910
6.15% 4/1/18	2,600,000	2,456,501
6.75% 10/1/37	9,681,000	7,398,995
*Jefferies Group 6.45% 6/8/27	2,705,000	1,427,612
Lazard Group
6.85% 6/15/17	4,096,000	3,293,315
7.125% 5/15/15	768,000	649,135
Morgan Stanley
5.30% 3/1/13	465,000	452,914
5.375% 10/15/15	6,785,000	6,115,185
6.25% 8/9/26	1,795,000	1,477,911
		26,502,805
Capital Goods – 3.34%
Allied Waste North America 7.125% 5/15/16	1,850,000	1,815,462
Browning-Ferris Industries 7.40% 9/15/35	7,305,000	6,350,032
#BWAY 144A 10.00% 4/15/14	400,000	376,000
Flextronics International
6.25% 11/15/14	325,000	295,750
6.50% 5/15/13	575,000	541,938
*L-3 Communications Holdings 6.125% 7/15/13	800,000	772,000
Tyco International Finance 8.50% 1/15/19	5,505,000	5,902,384
Waste Management
7.375% 8/1/10	700,000	715,424
7.375% 3/11/19	340,000	345,392
WMX Technologies 7.10% 8/1/26	2,220,000	1,981,907
		19,096,289
Communications – 17.19%
AT&T
6.40% 5/15/38	1,760,000	1,655,023
6.55% 2/15/39	2,320,000	2,238,306
*AT&T Wireless 8.125% 5/1/12	7,750,000	8,569,446
#CC Holdings GS V 144A 7.75% 5/1/17	620,000	629,300
Cisco Systems 5.90% 2/15/39	5,455,000	5,180,204
Comcast
4.95% 6/15/16	2,535,000	2,403,788
5.85% 11/15/15	1,688,000	1,692,586
6.30% 11/15/17	715,000	729,186
6.50% 1/15/15	1,688,000	1,744,509
#COX Communications 144A
6.25% 6/1/18	5,000,000	4,610,585
8.375% 3/1/39	250,000	243,270
Cricket Communications 9.375% 11/1/14	800,000	796,000
*Crown Castle International 9.00% 1/15/15	800,000	820,000
#CSC Holdings 144A 8.50% 4/15/14	1,348,000	1,381,700
Deutsche Telekom International Finance 6.75% 8/20/18	7,010,000	7,303,985
Inmarsat Finance 10.375% 11/15/12	1,550,000	1,596,500
Intelsat Jackson Holdings 11.25% 6/15/16	1,065,000	1,094,288
#MetroPCS Wireless 144A 9.25% 11/1/14	615,000	615,769
#Nielsen Finance 144A 11.50% 5/1/16	750,000	712,500
#Qwest 144A 8.375% 5/1/16	610,000	610,000
Rogers Communications 7.50% 8/15/38	3,345,000	3,373,426
Sprint Capital 8.375% 3/15/12	400,000	385,500

Sprint Nextel 6.00% 12/1/16		1,435,000	1,198,225
Telecom Italia Capital
4.00% 1/15/10		2,220,000	2,204,900
4.95% 9/30/14		1,955,000	1,808,922
5.25% 10/1/15		2,600,000	2,312,726
6.20% 7/18/11		105,000	105,846
7.721% 6/4/38		1,000,000	875,447
Time Warner Cable
6.75% 7/1/18		6,000,000	6,081,360
7.50% 4/1/14		1,770,000	1,903,292
8.75% 2/14/19		700,000	788,249
Verizon Communications
*6.35% 4/1/19		4,960,000	5,163,415
6.40% 2/15/38		5,900,000	5,513,585
#Verizon Wireless 144A 5.55% 2/1/14		8,935,000	9,382,803
@#Vimpelcom 144A 9.125% 4/30/18		1,780,000	1,277,150
#Vivendi 144A 6.625% 4/4/18		7,035,000	6,343,635
Vodafone Group 5.00% 9/15/15		4,950,000	4,857,554
			98,202,980
Consumer Cyclical – 6.13%
Centex 4.55% 11/1/10		810,000	789,750
CVS Caremark
5.75% 6/1/17		828,000	833,534
6.25% 6/1/27		3,680,000	3,480,136
6.60% 3/15/19		2,235,000	2,368,488
Disney (Walt) 7.55% 7/15/93		1,565,000	1,524,801
Ford Motor Credit 9.875% 8/10/11		1,500,000	1,313,198
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12		600,000	471,000
#Invista 144A 9.25% 5/1/12		500,000	456,250
Kohl's 6.875% 12/15/37		1,300,000	1,059,617
Macy's Retail Holdings
6.65% 7/15/24		1,720,000	1,136,478
*8.875% 7/15/15		2,000,000	1,883,904
10.625% 11/1/10		1,150,000	1,157,692
Ryland Group 5.375% 5/15/12		900,000	859,500
Target 6.50% 10/15/37		2,000,000	1,739,916
TJX 6.95% 4/15/19		1,320,000	1,373,214
Toll 8.25% 12/1/11		890,000	894,450
VF 6.45% 11/1/37		4,070,000	3,538,177
Wal-Mart Stores
5.25% 9/1/35		1,980,000	1,820,024
*6.50% 8/15/37		2,290,000	2,436,571
Yum Brands 6.875% 11/15/37		6,713,000	5,852,716
			34,989,416
Consumer Non-Cyclical – 15.65%
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	2,720,000	1,057,059
Amgen
5.70% 2/1/19	USD	2,520,000	2,596,575
6.375% 6/1/37		4,255,000	4,310,583
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		3,110,000	3,261,637
8.20% 1/15/39		5,210,000	5,235,003
*ARAMARK 8.50% 2/1/15		265,000	254,400
*Community Health Systems 8.875% 7/15/15		1,000,000	1,000,000
*ConAgra Foods 7.00% 4/15/19		2,850,000	3,033,540
Covidien International Finance 6.00% 10/15/17		6,711,000	6,889,855
Delhaize America 9.00% 4/15/31		8,141,000	8,953,439
Delhaize Group
5.875% 2/1/14		200,000	202,947
6.50% 6/15/17		550,000	539,958
Diageo Capital 5.75% 10/23/17		2,005,000	2,039,296
Genentech 5.25% 7/15/35		1,050,000	888,672
HCA 9.25% 11/15/16		1,415,000	1,404,388
*Jarden 7.50% 5/1/17		430,000	382,700
McKesson
5.70% 3/1/17		230,000	224,494
6.50% 2/15/14		2,000,000	2,111,558
7.50% 2/15/19		6,515,000	7,031,398
Medco Health Solutions 7.125% 3/15/18		1,130,000	1,119,651
Medtronic 4.50% 3/15/14		4,235,000	4,371,901

Pfizer
6.20% 3/15/19	1,415,000	1,523,587
7.20% 3/15/39	2,450,000	2,700,630
#President & Fellows of Harvard College 144A 6.50% 1/15/39	4,455,000	4,745,430
Princeton University 5.70% 3/1/39	3,920,000	3,786,222
Quest Diagnostics
5.45% 11/1/15	4,644,000	4,336,224
6.40% 7/1/17	1,315,000	1,274,753
6.95% 7/1/37	1,035,000	921,792
Schering-Plough
6.00% 9/15/17	1,905,000	1,981,072
6.55% 9/15/37	510,000	511,453
@#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20	1,000,000	764,640
Wyeth 5.50% 2/1/14	9,235,000	9,923,912
		89,378,769
Electric – 4.44%
Duke Energy Indiana 6.45% 4/1/39	3,030,000	3,272,948
Illinois Power 6.125% 11/15/17	3,624,000	3,209,813
Indiana Michigan Power 7.00% 3/15/19	4,105,000	4,076,027
Jersey Central Power & Light 7.35% 2/1/19	2,930,000	3,032,638
NRG Energy 7.375% 1/15/17	980,000	938,350
PECO Energy
5.00% 10/1/14	4,220,000	4,256,381
5.35% 3/1/18	4,170,000	4,027,803
@#Power Receivables Finance 144A 6.29% 1/1/12	99,804	97,794
Union Electric
6.70% 2/1/19	1,480,000	1,459,147
8.45% 3/15/39	1,000,000	1,002,320
		25,373,221
Energy – 8.94%
Chesapeake Energy 7.25% 12/15/18	1,350,000	1,188,000
El Paso
7.25% 6/1/18	245,000	224,788
8.25% 2/15/16	245,000	240,100
Enbridge Energy Partners 9.875% 3/1/19	1,800,000	1,935,009
Energy Transfer Partners 9.00% 4/15/19	3,600,000	3,934,948
*Halliburton 7.45% 9/15/39	3,910,000	4,142,520
Marathon Oil 7.50% 2/15/19	4,485,000	4,707,563
MarkWest Energy Partners 8.75% 4/15/18	555,000	463,425
Massey Energy 6.875% 12/15/13	1,240,000	1,063,300
Noble Energy 8.25% 3/1/19	4,695,000	5,125,188
*Petrobras International Finance 7.875% 3/15/19	604,000	649,300
#PetroHawk Energy 144A 10.50% 8/1/14	860,000	868,600
Plains All American Pipeline 6.50% 5/1/18	6,250,000	5,603,512
StatoilHydro 5.25% 4/15/19	3,720,000	3,812,870
#Tennessee Gas Pipeline 144A 8.00% 2/1/16	490,000	502,250
TransCanada Pipelines
5.85% 3/15/36	2,480,000	2,142,641
6.20% 10/15/37	500,000	467,367
7.25% 8/15/38	3,605,000	3,772,979
Valero Energy 9.375% 3/15/19	3,245,000	3,630,204
Weatherford International
6.80% 6/15/37	1,790,000	1,355,091
7.00% 3/15/38	6,415,000	4,756,324
Williams 7.50% 1/15/31	600,000	497,693
		51,083,672
Finance Companies – 3.21%
FTI Consulting 7.75% 10/1/16	965,000	984,300
General Electric Capital
5.625% 5/1/18	150,000	131,087
*5.875% 1/14/38	2,945,000	2,038,220
6.875% 1/10/39	9,230,000	7,251,493
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,335,000	385,275
International Lease Finance
5.35% 3/1/12	2,775,000	1,919,615
5.625% 9/20/13	735,000	414,493
5.875% 5/1/13	2,150,000	1,291,215
@#Mantis Reef 144A 4.799% 11/3/09	2,140,000	2,139,459
@#Nuveen Investments 144A 10.50% 11/15/15	645,000	328,950
SLM 8.45% 6/15/18	2,350,000	1,433,232
		18,317,339

Insurance – 4.87%
Allstate Life Global Funding Trusts 5.375% 4/30/13	1,310,000	1,291,564
•Hartford Financial Services Group 8.125% 6/15/38	2,445,000	991,325
•#Liberty Mutual Group 144A 10.75% 6/15/58	4,090,000	2,252,408
MetLife 6.817% 8/15/18	305,000	288,387
•#MetLife Capital Trust X 144A 9.25% 4/8/38	10,555,000	6,766,937
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	1,200,000	1,148,117
P@Montpelier Re Holdings 6.125% 8/15/13	1,035,000	727,638
w#Stingray Pass Through Trust 144A 5.902% 1/12/15	2,300,000	184,000
‡w#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	3,100,000	10,075
UnitedHealth Group
5.80% 3/15/36	6,575,000	4,886,080
6.50% 6/15/37	2,102,000	1,697,024
WellPoint
*5.00% 1/15/11	3,730,000	3,784,671
5.85% 1/15/36	4,850,000	3,782,976
		27,811,202
Natural Gas – 1.11%
Enterprise Products Operating 6.875% 3/1/33	6,995,000	5,937,412
#Inergy Finance 144A 8.75% 3/1/15	400,000	404,000
		6,341,412
Real Estate – 0.45%
Regency Centers 5.875% 6/15/17	2,569,000	1,744,387
•#USB Realty 144A 6.091% 12/22/49	1,800,000	810,477
		2,554,864
Transportation – 0.86%
CSX
6.25% 3/15/18	1,000,000	948,145
*7.375% 2/1/19	800,000	823,902
7.45% 4/1/38	1,625,000	1,525,537
7.90% 5/1/17	1,535,000	1,618,909
		4,916,493
Total Corporate Bonds (cost $522,732,509)		500,095,422

Municipal Bonds – 2.25%
California State Taxable Build America Bonds (Various Purposes) 7.55% 4/1/39	7,325,000	7,670,960
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds (Issuer Subsidy)
Series F 7.414% 1/1/40	2,200,000	2,409,220
New York Metropolitan Transportation Authority Taxable Build America Bonds (Dedicated Tax Fund)
7.336% 11/15/39	2,550,000	2,748,390
Total Municipal Bonds (cost $12,246,001)		12,828,570

Non-Agency Asset-Backed Securities – 1.65%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	1,275,000	1,158,377
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	3,155,000	2,899,602
Discover Card Master Trust Execution Note Series 2007-A1 A1 5.65% 3/16/20	2,180,000	1,915,220
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	425,000	294,676
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	381,206	388,334
Mid-State Trust
Series 11 A1 4.864% 7/15/38	183,142	100,022
Series 2004-1 A 6.005% 8/15/37	216,507	150,189
Series 2005-1 A 5.745% 1/15/40	248,746	166,666
RSB Bondco Series 2007-A A2 5.72% 4/1/18	1,085,000	1,167,853
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	490,284	396,981
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	800,000	801,668
Total Non-Agency Asset-Backed Securities (cost $10,402,629)		9,439,588

Non-Agency Collateralized Mortgage Obligations – 0.51%
•@First Horizon Alternative Mortgage Securities Series 2006-FA2 B1 5.978% 5/25/36	1,900,356	195,127
•MASTR ARM Trust Series 2005-1 B1 5.275% 3/25/35	1,545,242	162,694
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	397,560	250,463
•Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.112% 3/25/36	2,834,812	2,083,126
Series 2006-AR14 2A4 6.076% 10/25/36	798,872	199,141
Total Non-Agency Collateralized Mortgage Obligations (cost $7,352,194)		2,890,551

«Senior Secured Loans – 1.18%
Bausch & Lomb
Parent Term Tranche Loan B 4.47% 4/11/15	971,109	847,831
Term Tranche Loan DD 3.522% 4/11/15	245,850	214,641

Ford Motor Term Tranche Loan B 3.46% 12/15/13		1,095,500	697,466
General Motors Term Tranche Loan B 8.00% 11/29/13		1,450,000	958,037
Harrah’s Operating Term Tranche Loan Term B2 3.479% 1/28/15		1,460,000	1,050,521
Texas Competitive Term Tranche Loan B2 3.97% 10/10/14		1,485,803	1,016,104
Univision Communications Term B 2.25% 9/29/14		1,460,000	893,440
Wrigley Term Tranche Loan B 6.50% 7/17/14		1,056,625	1,058,363
Total Senior Secured Loans (cost $7,209,953)			6,736,403

Supranational Bank – 0.12%
European Investment Bank 11.25% 2/14/13	BRL	1,600,000	711,968
Total Supranational Bank (cost $889,555)			711,968

U.S. Treasury Obligations – 1.44%
¥U.S. Treasury Bonds 4.50% 5/15/38	USD	1,545,000	1,663,049
¥*U.S. Treasury Notes 2.75% 2/15/19		6,760,000	6,549,784
Total U.S. Treasury Obligations (cost $8,342,180)			8,212,833

		Number of
		Shares
Common Stock – 0.00%
Masco		281	2,490
*†UAL		50	246
Total Common Stock (cost $2,229)			2,736

•Preferred Stock – 0.69%
JPMorgan Chase 7.90%		1,960,000	1,494,672
PNC Financial Services Group 8.25%		4,100,000	2,458,303
Total Preferred Stock (cost $5,991,751)			3,952,975

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		1,590	0
Total Warrant (cost $135,295)			0

		Principal
		Amount°
Repurchase Agreement** – 0.10%
BNP Paribas 0.15%, dated 4/30/09, to be
repurchased on 5/1/09, repurchase price $581,002
(collateralized by U.S. Government obligations,
6/24/09-8/27/09; with market value $593,200)	USD	581,000	581,000
Total Repurchase Agreement (cost $581,000)			581,000

Total Value of Securities Before Securities Lending Collateral – 98.23%
(cost $593,862,642)			561,048,539

		Number of
		Shares
Securities Lending Collateral*** – 1.94%
Investment Companies
Mellon GSL DBT II Collateral Fund		6,496,300	6,496,300
BNY Mellon SL DB II Liquidating Fund		4,759,832	4,600,701
†Mellon GSL Reinvestment Trust II		242,932	24
Total Securities Lending Collateral (cost $11,499,064)			11,097,025

Total Value of Securities – 100.17%
(cost $605,361,706)			572,145,564	©
Obligation to Return Securities Lending Collateral*** – (2.01%)			(11,499,064)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.84%			10,530,219
Net Assets Applicable to 119,113,464 Shares Outstanding – 100.00%			$571,176,719

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
USD – United States Dollar

@Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $16,766,923, which represented 2.94% of the Fund’s net assets. See Note 7 in “Notes.”

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $70,935,520, which represented 12.42% of the Fund’s net assets. See Note 7 in "Notes."
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of restricted securities was $1,124,619 or 0.20% of the Fund's net assets. See Note 7 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•Variable rate security. The rate shown is the rate as of April 30, 2009.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
‡Non income producing security. Security is currently in default.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $11,236,027 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
MASTR – Mortgage Asset Securitization Transactions, Inc.
RSB – Rate Stabilization Bonds
yr – Year

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contract[1]

					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Depreciation
BRL	(2,979,430)	USD	1,306,768	5/29/09	$(55,443)

Financial Futures Contracts[2]

				Unrealized
				Appreciation
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	(Deprecation)
(320) U.S. Treasury Long Bond	$(39,838,643)	$(39,220,000)	6/19/09	$618,643
(215) U.S. Treasury 10 yr Notes	(25,796,627)	(26,001,563)	6/19/09	(204,936)
	$(65,635,270)			$413,707

Swap Contracts[3]
CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays Capital
Macy’s CDS	$965,000	5.00%	6/20/19	$(183,444)
Citigroup Global Markets
The Hartford Financial Services Group CDS	725,000	5.00%	6/20/14	(4,448)
JPMorgan Securities
Donnelley (R.R.) & Sons CDS	2,800,000	5.00%	6/20/14	(246,819)
	$4,490,000			$(434,711)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2009, the cost of investments has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$605,674,519
Aggregate unrealized appreciation	14,603,498
Aggregate unrealized depreciation	(48,132,453)
Net unrealized depreciation	$(33,528,955)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $3,414,227 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $11,910 expires in 2013, $519,965 expires in 2014 and $2,882,352 expires in 2015.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of April 30, 2009:

	Securities	Derivatives
Level 1	$8,796,569	$ -
Level 2	560,978,815	(76,447)
Level 3	2,370,180	-
Total	$572,145,564	$(76,447)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$8,329,449
Net realized loss	(436,243)
Net change in unrealized
(depreciation)	(1,446,187)
Net purchases, sales and settlements	(363,271)
Net transfers in and/or out of Level 3	(3,713,568)
Balance as of 4/30/09	$2,370,180

Net change in unrealized
appreciation/depreciation from
investments still held as of 4/30/09	$(1,222,585)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments (receipts) made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of securities on loan was $11,236,027, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable Municipal Bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Extended Duration Bond Fund

April 30, 2009
		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligation – 1.58%
¥Freddie Mac Reference REMIC Series R008 ZA 6.00% 7/15/36	USD	3,224,314	$3,400,442
Total Agency Collateralized Mortgage Obligation (cost $3,004,496)			3,400,442
Commercial Mortgage-Backed Securities – 1.59%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		715,000	636,350
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.375% 6/10/39		665,000	610,846
Series 2005-6 AM 5.179% 9/10/47		315,000	189,031
•Bear Stearns Commercial Mortgage Securities Series 2007-T28 A4 5.742% 9/11/42		740,000	609,872
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	530,261
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9 A2 5.134% 5/15/47		750,000	559,345
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		500,000	65,031
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	28,152
Series 2005-CIP1 A2 4.96% 7/12/38		50,000	47,417
•#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	131,750
Total Commercial Mortgage-Backed Securities (cost $4,452,786)			3,408,055

Convertible Bonds – 1.07%
Amgen 0.125% exercise price $79.84, expiration date 2/1/11		550,000	514,938
Medtronic 1.50% exercise price $55.41, expiration date 4/15/11		500,000	474,375
National City 4.00% exercise price $482.50, expiration date 2/1/11		690,000	646,012
Transocean 1.50% exercise $168.61, expiration date 12/15/37		750,000	666,563
Total Convertible Bonds (cost $2,237,620)			2,301,888
Corporate Bonds – 81.21%
Banking – 8.59%
Bank of America 6.10% 6/15/17		3,285,000	2,570,519
BB&T 6.85% 4/30/19		590,000	575,686
BB&T Capital Trust I 5.85% 8/18/35		1,300,000	687,548
BB&T Capital Trust II 6.75% 6/7/36		2,903,000	1,741,925
Citigroup 6.875% 3/5/38		1,085,000	926,269
@#CoBank ACB 144A 7.875% 4/16/18		935,000	890,514
#GMAC 144A 6.00% 12/15/11		400,000	328,186
JPMorgan Chase 6.30% 4/23/19		525,000	517,565
JPMorgan Chase Capital XXV 6.80% 10/1/37		5,050,000	3,706,649
@Popular North America Capital Trust I 6.564% 9/15/34		2,768,000	791,629
Silicon Valley Bank 6.05% 6/1/17		805,000	598,976
•USB Capital IX 6.189% 4/15/49		2,925,000	1,623,989
•Wells Fargo Capital XIII 7.70% 12/29/49		5,485,000	3,513,011
			18,472,466
Basic Industry – 3.78%
ArcelorMittal 6.125% 6/1/18		3,330,000	2,687,887
Freeport McMoRan Copper & Gold
8.25% 4/1/15		130,000	128,197
8.375% 4/1/17		280,000	274,789
#Georgia-Pacific 144A 8.25% 5/1/16		185,000	185,925
Lubrizol 6.50% 10/1/34		1,610,000	1,239,520
@#Norske Skogindustrier 144A 7.125% 10/15/33		1,055,000	464,200
Reliance Steel & Aluminum 6.85% 11/15/36		1,937,000	1,136,792
Rio Tinto Finance USA 9.00% 5/1/19		715,000	736,359
@#Sappi Papier Holding 144A 6.75% 6/15/12		900,000	517,976
@#Severstal 144A 9.75% 7/29/13		553,000	420,280
#Steel Dynamics 144A 7.75% 4/15/16		420,000	333,900
			8,125,825
Brokerage – 4.24%
Goldman Sachs Group 6.75% 10/1/37		6,724,000	5,139,018
Jefferies Group 6.45% 6/8/27		1,185,000	625,405
Lazard Group
6.85% 6/15/17		1,526,000	1,226,953
7.125% 5/15/15		286,000	241,735

Morgan Stanley 6.25% 8/9/26	2,291,000	1,886,293
		9,119,404
Capital Goods – 3.91%
Allied Waste North America 7.125% 5/15/16	935,000	917,544
Browning-Ferris Industries 7.40% 9/15/35	2,485,000	2,160,141
#BWAY 144A 10.00% 4/15/14	400,000	376,000
Flextronics International
6.25% 11/15/14	100,000	91,000
6.50% 5/15/13	250,000	235,625
*L-3 Communications Holdings 6.125% 7/15/13	340,000	328,100
Tyco International Finance 8.50% 1/15/19	2,330,000	2,498,194
Waste Management 7.75% 5/15/32	900,000	874,160
WMX Technologies 7.10% 8/1/26	1,025,000	915,070
		8,395,834
Communications – 15.45%
AT&T
6.40% 5/15/38	1,250,000	1,175,443
6.55% 2/15/39	4,005,000	3,863,971
#CC Holdings GS V 144A 7.75% 5/1/17	235,000	238,525
‡#Charter Communications Operating 144A 10.875% 9/15/14	675,000	675,000
Cisco Systems 5.90% 2/15/39	1,000,000	949,625
Comcast 6.95% 8/15/37	1,267,000	1,254,899
#COX Communications 144A
6.25% 6/1/18	1,305,000	1,203,363
6.95% 6/1/38	300,000	253,628
8.375% 3/1/39	600,000	583,848
*Cricket Communications 9.375% 11/1/14	355,000	353,225
*Crown Castle International 9.00% 1/15/15	660,000	676,500
#CSC Holdings 144A 8.50% 4/15/14	579,000	593,475
Deutsche Telekom International Finance 8.75% 6/15/30	1,935,000	2,239,803
Inmarsat Finance 10.375% 11/15/12	700,000	721,000
Intelsat Jackson Holdings 11.25% 6/15/16	460,000	472,650
#MetroPCS Wireless 144A 9.25% 11/1/14	275,000	275,344
#Nielsen Finance 144A 11.50% 5/1/16	275,000	261,250
#Nordic Telephone Holdings 144A 8.875% 5/1/16	375,000	363,750
#Qwest 144A 8.375% 5/1/16	230,000	230,000
Rogers Communications 7.50% 8/15/38	1,635,000	1,648,894
Sprint Capital 8.375% 3/15/12	175,000	168,656
Sprint Nextel 6.00% 12/1/16	640,000	534,400
Telecom Italia Capital 7.721% 6/4/38	3,970,000	3,475,525
*Time Warner Cable 7.30% 7/1/38	2,480,000	2,486,515
Verizon Communications
6.90% 4/15/38	1,100,000	1,088,333
7.35% 4/1/39	2,280,000	2,371,296
#Videotron 144A 9.125% 4/15/18	500,000	521,875
@#Vimpelcom 144A 9.125% 4/30/18	700,000	502,250
Virgin Media Finance 8.75% 4/15/14	450,000	447,750
#Vivendi 144A 6.625% 4/4/18	3,970,000	3,579,848
		33,210,641
Consumer Cyclical – 7.66%
Centex 4.55% 11/1/10	350,000	341,250
CVS Caremark
6.25% 6/1/27	1,940,000	1,834,637
6.60% 3/15/19	1,815,000	1,923,403
Disney (Walt) 7.55% 7/15/93	1,920,000	1,870,683
Ford Motor Credit 9.875% 8/10/11	650,000	569,052
@*#Galaxy Entertainment Finance 144A 9.875% 12/15/12	325,000	255,125
#Invista 144A 9.25% 5/1/12	200,000	182,500
Kohl's 6.875% 12/15/37	485,000	395,319
Macy's Retail Holdings
6.65% 7/15/24	1,000,000	660,743
*8.875% 7/15/15	150,000	141,293
10.625% 11/1/10	425,000	427,843
Target 6.50% 10/15/37	2,805,000	2,440,232
Toll 8.25% 12/1/11	350,000	351,750
VF 6.45% 11/1/37	1,200,000	1,043,197
Wal-Mart Stores
5.25% 9/1/35	1,575,000	1,447,746
6.50% 8/15/37	455,000	484,122
Yum Brands 6.875% 11/15/37	2,389,000	2,082,845

			16,451,740
Consumer Non-Cyclical – 15.98%
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,050,000	408,056
Amgen
6.375% 6/1/37	USD	670,000	678,752
*6.40% 2/1/39		1,495,000	1,509,700
6.90% 6/1/38		700,000	753,179
#Anheuser-Busch InBev Worldwide 144A 8.20% 1/15/39		2,945,000	2,959,133
*ARAMARK 8.50% 2/1/15		150,000	144,000
*Community Health Systems 8.875% 7/15/15		425,000	425,000
Covidien International Finance 6.55% 10/15/37		3,272,000	3,239,761
Delhaize America 9.00% 4/15/31		3,207,000	3,527,045
Genentech 5.25% 7/15/35		1,295,000	1,096,028
HCA 9.25% 11/15/16		530,000	526,025
*Jarden 7.50% 5/1/17		165,000	146,850
McKesson
5.70% 3/1/17		95,000	92,726
7.50% 2/15/19		1,580,000	1,705,236
Medco Health Solutions 7.125% 3/15/18		405,000	401,291
Medtronic 6.50% 3/15/39		1,580,000	1,554,259
Pfizer 7.20% 3/15/39		2,150,000	2,369,941
#President & Fellows of Harvard College 144A 6.50% 1/15/39		2,195,000	2,338,096
Princeton University 5.70% 3/1/39		1,735,000	1,675,790
Quest Diagnostics 6.95% 7/1/37		3,078,000	2,741,328
#Roche Holdings 144A 7.00% 3/1/39		2,265,000	2,468,644
Schering-Plough 6.55% 9/15/37		940,000	942,678
@#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		425,000	324,972
Wyeth
5.95% 4/1/37		1,355,000	1,305,866
6.00% 2/15/36		1,050,000	1,006,109
			34,340,465
Electric – 3.31%
Commonwealth Edison 5.90% 3/15/36		1,420,000	1,183,316
*Connecticut Light & Power 6.35% 6/1/36		2,320,000	2,311,828
Duke Energy Indiana 6.45% 4/1/39		1,000,000	1,080,181
Illinois Power 6.125% 11/15/17		1,370,000	1,213,423
Ipalco Enterprises 8.625% 11/14/11		275,000	277,750
NRG Energy
7.375% 2/1/16		295,000	284,675
7.375% 1/15/17		180,000	172,350
PSI Energy 8.85% 1/15/22		230,000	280,720
*Texas Competitive Electric Holdings 10.25% 11/1/15		525,000	300,563
			7,104,806
Energy – 7.60%
*Chesapeake Energy 7.25% 12/15/18		525,000	462,000
El Paso
7.25% 6/1/18		100,000	91,750
8.25% 2/15/16		115,000	112,700
Enbridge Energy Partners 9.875% 3/1/19		500,000	537,503
Energy Transfer Partners 9.00% 4/15/19		1,275,000	1,393,627
*Halliburton 7.45% 9/15/39		1,560,000	1,652,770
Marathon Oil 6.60% 10/1/37		1,000,000	841,329
MarkWest Energy Partners 8.75% 4/15/18		215,000	179,525
Massey Energy 6.875% 12/15/13		450,000	385,875
Noble Energy 8.25% 3/1/19		1,735,000	1,893,973
*Petrobras International Finance 7.875% 3/15/19		255,000	274,125
#PetroHawk Energy 144A 10.50% 8/1/14		370,000	373,700
Plains All American Pipeline
6.50% 5/1/18		155,000	138,967
6.65% 1/15/37		1,120,000	832,894
StatoilHydro 5.25% 4/15/19		1,515,000	1,552,822
#Tennessee Gas Pipeline 144A 8.00% 2/1/16		215,000	220,375
TransCanada Pipelines
5.85% 3/15/36		870,000	751,652
7.25% 8/15/38		1,000,000	1,046,596
Valero Energy 9.375% 3/15/19		1,215,000	1,359,229
Weatherford International
6.80% 6/15/37		365,000	276,317
7.00% 3/15/38		2,380,000	1,764,622
Williams 7.50% 1/15/31		235,000	194,930

		16,337,281
Finance Companies – 2.81%
FTI Consulting 7.75% 10/1/16	375,000	382,500
General Electric Capital
5.875% 1/14/38	700,000	484,467
6.75% 3/15/32	3,000,000	2,343,836
6.875% 1/10/39	900,000	707,080
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,045,000	172,425
International Lease Finance
5.875% 5/1/13	1,108,000	665,426
*6.625% 11/15/13	800,000	499,996
@#Nuveen Investments 144A 10.50% 11/15/15	285,000	145,350
SLM 8.45% 6/15/18	1,030,000	628,183
		6,029,263
Insurance – 5.14%
•Hartford Financial Services Group 8.125% 6/15/38	1,085,000	439,913
•#Liberty Mutual 144A 10.75% 6/15/58	1,665,000	916,934
•#MetLife Capital Trust X 144A 9.25% 4/8/38	4,675,000	2,997,198
*Prudential Financial 6.625% 12/1/37	1,495,000	920,901
w#Stingray Pass Through Trust 144A 5.902% 1/12/15	1,200,000	96,000
UnitedHealth Group
5.80% 3/15/36	3,315,000	2,463,476
6.50% 6/15/37	200,000	161,468
WellPoint
5.85% 1/15/36	1,955,000	1,524,890
5.95% 12/15/34	1,736,000	1,370,169
6.375% 6/15/37	180,000	149,083
		11,040,032
Natural Gas – 1.56%
@Boston Gas 6.95% 12/1/23	200,000	172,240
Enterprise Products Operating 6.875% 3/1/33	3,540,000	3,004,780
#Inergy Finance 144A 8.75% 3/1/15	170,000	171,700
		3,348,720
Real Estate – 0.36%
Regency Centers 5.875% 6/15/17	1,140,000	774,076
		774,076
Technology – 0.22%
*SunGard Data Systems 9.125% 8/15/13	500,000	480,000
		480,000
Transportation – 0.60%
CSX
6.25% 3/15/18	710,000	673,183
7.45% 4/1/38	650,000	610,215
		1,283,398
Total Corporate Bonds (cost $185,882,333)		174,513,951
Municipal Bonds – 2.18%
California State Taxable Build America Bonds (Various Purposes) 7.55% 4/1/39	2,675,000	2,801,341
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds (Issuer Subsidy)
Series F 7.414% 1/1/40	810,000	887,031
New York Metropolitan Transportation Authority Taxable Build America Bonds (Dedicated Tax Fund)
7.336% 11/15/39	915,000	986,187
Total Municipal Bonds (cost $4,461,794)		4,674,559
Non-Agency Asset-Backed Securities – 1.73%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	499,692
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	1,505,000	1,383,169
CNH Equipment Trust Series 2008-A A3 4.12% 5/15/12	200,000	200,962
Discover Card Master Trust Execution Note Series 2007-A1 A1 5.65% 3/16/20	960,000	843,400
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	190,000	131,737
Mid-State Trust
Series 11 A1 4.864% 7/15/38	49,710	27,149
Series 2005-1 A 5.745% 1/15/40	122,799	82,278
RSB Bondco Series 2007-A A2 5.72% 4/1/18	510,000	548,945
Total Non-Agency Asset-Backed Securities (cost $4,083,112)		3,717,332
«Senior Secured Loans – 1.22%
Bausch & Lomb
Parent Term Tranche Loan 4.47% 4/11/15	376,325	328,553
Term Tranche Loan DD 3.522% 4/11/15	95,272	83,178
Ford Motor Term Tranche Loan B 3.46% 12/15/13	426,233	271,368

General Motors Term Tranche Loan B 8.00% 11/29/13		550,000	363,393
Harrah’s Operating Tranche Loan Term B2 3.479% 1/28/15		540,000	388,549
Texas Competitive Electric Holdings Term Tranche Loan B2 3.97% 10/10/14		618,970	423,298
Univision Communications Term B 2.768% 9/29/14		540,000	330,450
Wrigley Term Tranche Loan B 6.50% 7/17/14		424,625	425,323
Total Senior Secured Loans (cost $2,806,771)			2,614,112

Supranational Bank – 0.14%
European Investment Bank 11.25% 2/14/13	BRL	700,000	311,486
Total Supranational Bank (cost $389,180)			311,486
U.S. Treasury Obligations – 2.02%
*U.S. Treasury Bond 4.50% 5/15/38	USD	2,425,000	2,610,287
^U.S. Treasury Strip 4.654% 5/15/37		5,500,000	1,738,116
Total U.S. Treasury Obligations (cost $4,221,118)			4,348,403
		Number of
		Shares
•Preferred Stock – 0.86%
JPMorgan Chase 7.90%		1,160,000	884,602
PNC Financial Services Group 8.25%		1,615,000	968,331
Total Preferred Stock (cost $2,748,134)			1,852,933

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		550	0
Total Warrant (cost $46,787)			0

Total Value of Securities Before Securities Lending Collateral – 93.60%
(cost $214,334,131)			201,143,161

Securities Lending Collateral** – 1.67%
Investment Companies
Mellon GSL DBT II Collateral Fund		943,568	943,568
BNY Mellon SL DB II Liquidating Fund		2,736,592	2,645,102
†Mellon GSL Reinvestment Trust II		101,515	10
Total Securities Lending Collateral (cost $3,781,675)			3,588,680

Total Value of Securities – 95.27%
(cost $218,115,806)			204,731,841	©
Obligation to Return Securities Lending Collateral** – (1.76%)			(3,781,675)
Receivables and Other Assets Net of Liabilities (See Notes) – 6.49% z			13,950,226
Net Assets Applicable to 44,767,890 Shares Outstanding – 100.00%			$214,900,392

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
MXN – Mexican Pesos
USD – United States Dollar

@Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $5,024,329, which represented 2.34% of the Fund’s net assets. See Note 7 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $28,352,626, which represented 12.83% of the Fund’s net assets. See Note 7 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•Variable rate security. The rate shown is the rate as of April 30, 2009.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
‡Non income producing security. Security is currently in default.
*Fully or partially on loan.
**See Note 6 in “Notes.”
©Includes $3,695,483 of securities loaned.
z Of this amount, $10,987,240 represents Accounts receivable subscriptions as of April 30, 2009.

Summary of Abbreviations:
CDS – Credit Default Swap
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bonds
yr – Year

The following foreign currency exchange contracts, financial futures contract, and swap contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BRL	(1,371,088)	USD	601,355	5/29/09	$(25,514)
MXN	400	USD	(28)	5/29/09	1
					$(25,513)

Financial Futures Contract2

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Deprecation
331 U.S. Treasury Long Bond	$41,982,979	$40,568,188	6/19/09	$(1,414,791)

Swap Contracts3

CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Citigroup Global Markets
The Hartford Financial Services Group CDS	$500,000	5.00%	6/20/14	$(3,277)
JPMorgan Securities
Donnelley (R.R.) & Sons CDS	1,285,000	5.00%	6/20/14	(113,272)
	$1,785,000			$(116,549)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2009, the cost of investments has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$218,663,081
Aggregate unrealized appreciation	6,814,705
Aggregate unrealized depreciation	(20,745,945)
Net unrealized depreciation	$(13,931,240)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $6,616,539 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $807,298 expires in 2014, $2,899,754 expires in 2015 and $2,909,487 expires in 2016.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of April 30, 2009:

	Securities	Derivatives
Level 1	$4,348,403	$-
Level 2	199,485,608	(1,556,853)
Level 3	897,830	-
Total	$204,731,841	$(1,556,853)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$3,086,950
Net realized loss	(101,706)
Net change in unrealized
(depreciation)	(481,747)
Net purchases, sales and settlements	(148,707)
Net transfers in and/or out of Level 3	(1,456,960)
Balance as of 4/30/09	$897,830

Net change in unrealized
appreciation/depreciation from
investments still held as of 4/30/09	$(481,747)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments (receipts) made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of securities on loan was $3,695,483, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

April 30, 2009
	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 1.00%
DR Horton 5.875% 7/1/13 exercise price $102.94, expiration date 7/1/13	$305,000	$268,400
#Host Hotels & Resorts 144A 3.25% 4/15/24 exercise price $16.00, expiration date 4/15/24	785,000	758,506
#Leap Wireless International 144A 4.50% 7/15/14 exercise price $93.21, expiration date 7/15/14	184,000	145,130
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	1,685,000	0
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	840,000	617,400
#Virgin Media 144A 6.50% 11/15/16 exercise price $19.22, expiration date 11/15/16	1,585,000	1,162,994
Total Convertible Bonds (cost $2,609,099)		2,952,430

Corporate Bonds – 87.98%
Basic Industry – 9.56%
California Steel Industries 6.125% 3/15/14	1,165,000	897,050
*Domtar
7.125% 8/15/15	995,000	726,350
7.875% 10/15/11	85,000	76,075
@#Evraz Group 144A 9.50% 4/24/18	2,280,000	1,419,300
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	3,021,000	2,979,098
8.375% 4/1/17	640,000	628,090
Georgia-Pacific
*7.70% 6/15/15	610,000	576,450
8.875% 5/15/31	1,250,000	1,075,000
Huntsman International
7.375% 1/1/15	1,385,000	907,175
*7.875% 11/15/14	975,000	648,375
Innophos 8.875% 8/15/14	1,795,000	1,516,775
@#Innophos Holdings 144A 9.50% 4/15/12	1,120,000	789,600
#MacDermid 144A 9.50% 4/15/17	2,851,000	1,425,500
Nalco 8.875% 11/15/13	1,000,000	1,010,000
NewPage 10.00% 5/1/12	720,000	342,000
Noranda Aluminium Acquisition PIK 5.413% 5/15/15	1,450,000	514,750
Norske Skog Canada 8.625% 6/15/11	1,780,000	996,800
=@Port Townsend 12.431% 8/27/12	945,306	685,347
@Potlatch 12.50% 12/1/09	2,684,000	2,798,419
Rock-Tenn 9.25% 3/15/16	1,090,000	1,114,525
Rockwood Specialties Group 7.50% 11/15/14	1,530,000	1,338,750
#Ryerson 144A
*•8.545% 11/1/14	975,000	492,375
12.00% 11/1/15	790,000	481,900
@#Sappi Papier Holding 144A 6.75% 6/15/12	2,380,000	1,369,759
@#Severstal 144A 9.75% 7/29/13	1,050,000	798,000
#Steel Dynamics 144A 8.25% 4/15/16	1,840,000	1,462,800
#Vedanta Resources 144A 9.50% 7/18/18	1,365,000	1,003,275
•Verso Paper Holdings 4.92% 8/1/14	665,000	227,763
		28,301,301
Brokerage – 0.46%
LaBranche 11.00% 5/15/12	1,485,000	1,358,775
		1,358,775
Capital Goods – 3.72%
#BWAY 144A 10.00% 4/15/14	2,420,000	2,274,800
@CPG International 10.50% 7/1/13	859,000	390,845
*Graham Packaging 9.875% 10/15/14	2,560,000	2,083,200
*Graphic Packaging International 9.50% 8/15/13	2,900,000	2,631,750
@Intertape Polymer 8.50% 8/1/14	965,000	395,650
#Moog 144A 7.25% 6/15/18	1,055,000	981,150
*RBS Global/Rexnord 11.75% 8/1/16	1,335,000	807,675
Solo Cup 8.50% 2/15/14	365,000	308,425
Thermadyne Holdings 10.00% 2/1/14	1,730,000	1,139,638
		11,013,133
Consumer Cyclical – 11.78%
*Associated Materials 9.75% 4/15/12	1,065,000	862,650

Building Materials Corporation of America 7.75% 8/1/14	1,260,000	1,061,550
Centex
4.55% 11/1/10	1,470,000	1,433,250
5.125% 10/1/13	380,000	342,000
Dave & Buster's 11.25% 3/15/14	95,000	80,275
*Denny's Holdings 10.00% 10/1/12	650,000	609,375
*Dollar General 10.625% 7/15/15	1,441,000	1,505,845
DR Horton
6.00% 4/15/11	665,000	645,050
7.875% 8/15/11	1,525,000	1,517,375
Ford Motor Credit
•2.701% 1/13/12	640,000	458,400
7.25% 10/25/11	940,000	771,259
7.80% 6/1/12	2,025,000	1,570,497
9.875% 8/10/11	2,015,000	1,764,062
#GMAC 144A
6.00% 12/15/11	825,000	676,884
6.625% 5/15/12	499,000	399,456
6.875% 9/15/11	2,150,000	1,871,468
6.875% 8/28/12	1,274,000	1,007,158
*Goodyear Tire & Rubber 9.00% 7/1/15	1,615,000	1,477,725
#Invista 144A 9.25% 5/1/12	1,370,000	1,250,125
Levi Strauss 9.75% 1/15/15	1,626,000	1,544,700
Limited Brands 6.90% 7/15/17	900,000	748,655
M/I Homes 6.875% 4/1/12	775,000	530,875
Macy's Retail Holdings
8.875% 7/15/15	1,574,000	1,482,632
10.625% 11/1/10	535,000	538,579
Meritage Homes
6.25% 3/15/15	270,000	198,450
7.00% 5/1/14	1,180,000	902,700
Mobile Mini 6.875% 5/1/15	1,045,000	768,075
Mohawk Industries 6.625% 1/15/16	900,000	763,916
New Albertson’s 7.25% 5/1/13	500,000	480,000
Ryland Group
5.375% 5/15/12	240,000	229,200
6.875% 6/15/13	1,920,000	1,871,999
8.40% 5/15/17	1,135,000	1,115,138
*Sally Holdings 10.50% 11/15/16	1,840,000	1,784,800
Toll
8.25% 2/1/11	1,435,000	1,431,413
8.25% 12/1/11	435,000	437,175
#TRW Automotive 144A
*7.00% 3/15/14	1,080,000	604,800
7.25% 3/15/17	225,000	121,500
		34,859,011
Consumer Non-Cyclical – 5.29%
Alliance One International
8.50% 5/15/12	280,000	250,600
11.00% 5/15/12	425,000	416,500
*Constellation Brands 8.125% 1/15/12	870,000	870,000
Cornell 10.75% 7/1/12	505,000	508,788
Cott Beverages USA 8.00% 12/15/11	1,170,000	871,650
Del Monte
*6.75% 2/15/15	525,000	506,625
8.625% 12/15/12	465,000	476,625
Elan Finance
7.75% 11/15/11	395,000	353,525
8.875% 12/1/13	855,000	726,750
#Ingles Markets 144A 8.875% 5/15/17	460,000	450,225
*Iron Mountain
6.625% 1/1/16	875,000	840,000
8.00% 6/15/20	950,000	921,500
*Jarden 7.50% 5/1/17	980,000	872,200
#JBS USA 144A 11.625% 5/1/14	1,075,000	1,026,625
JohnsonDiversey Holdings 10.67% 5/15/13	1,300,000	1,040,000
LVB Acquisition
*10.00% 10/15/17	1,391,000	1,453,594
11.625% 10/15/17	320,000	312,000
National Beef Packing 10.50% 8/1/11	553,000	554,383

Smithfield Foods 7.75% 5/15/13	1,315,000	933,650
Supervalu 8.00% 5/1/16	235,000	227,950
#Tyson Foods 144A 10.50% 3/1/14	755,000	792,750
Visant Holding 8.75% 12/1/13	1,375,000	1,271,875
		15,677,815
Energy – 10.62%
AmeriGas Partners 7.125% 5/20/16	1,710,000	1,662,974
Chesapeake Energy
6.375% 6/15/15	1,047,000	929,213
6.625% 1/15/16	442,000	395,590
7.25% 12/15/18	175,000	154,000
9.50% 2/15/15	1,055,000	1,070,825
Complete Production Service 8.00% 12/15/16	850,000	633,250
#Copano Energy 144A 7.75% 6/1/18	1,075,000	946,000
Denbury Resources
7.50% 4/1/13	10,000	9,550
9.75% 3/1/16	820,000	836,400
Dynergy Holdings 7.75% 6/1/19	1,380,000	1,021,200
El Paso 6.875% 6/15/14	1,384,000	1,318,672
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,328,000	1,324,568
Forest Oil 7.25% 6/15/19	720,000	603,000
Geophysique-Veritas
7.50% 5/15/15	170,000	143,650
7.75% 5/15/17	1,432,000	1,152,760
#Helix Energy Solutions Group 144A 9.50% 1/15/16	1,795,000	1,283,425
#Hilcorp Energy I 144A
7.75% 11/1/15	1,189,000	974,980
9.00% 6/1/16	571,000	491,060
Inergy Finance
6.875% 12/15/14	1,702,000	1,608,390
8.25% 3/1/16	632,000	630,420
International Coal Group 10.25% 7/15/14	1,475,000	966,125
KCS Energy 7.125% 4/1/12	375,000	351,563
Key Energy Services 8.375% 12/1/14	1,350,000	1,113,750
Mariner Energy 8.00% 5/15/17	1,980,000	1,445,400
MarkWest Energy Partners 8.75% 4/15/18	995,000	830,825
Massey Energy 6.875% 12/15/13	2,508,000	2,150,609
OPTI Canada
7.875% 12/15/14	1,139,000	617,908
8.25% 12/15/14	453,000	251,415
PetroHawk Energy 9.125% 7/15/13	698,000	687,530
#PetroHawk Energy 144A
7.875% 6/1/15	555,000	523,088
10.50% 8/1/14	140,000	141,400
@Petroleum Development 12.00% 2/15/18	1,220,000	829,600
Plains Exploration & Production 7.00% 3/15/17	590,000	510,350
Range Resources 7.25% 5/1/18	960,000	907,200
Regency Energy Partners 8.375% 12/15/13	677,000	636,380
#Tennessee Gas Place 144A 8.00% 2/1/16	470,000	481,750
*Valero Energy 9.375% 3/15/19	650,000	727,160
Whiting Petroleum 7.25% 5/1/13	1,206,000	1,067,310
		31,429,290
Finance & Investments – 4.07%
Bank of America 6.10% 6/15/17	2,765,000	2,163,619
BB&T Capital Trust I 5.85% 8/18/35	240,000	126,932
BB&T Capital Trust II 6.75% 6/7/36	265,000	159,011
CIT Group 5.85% 9/15/16	2,245,000	1,205,385
Citigroup
5.00% 9/15/14	1,310,000	898,266
6.125% 8/25/36	665,000	394,232
•Hartford Financial Services Group 8.125% 6/15/38	690,000	279,761
JPMorgan Chase Capital XXV 6.80% 10/1/37	170,000	124,778
•#Liberty Mutual Group 144A 10.75% 6/15/58	2,100,000	1,156,493
•#MetLife Capital Trust X 144A 9.25% 4/8/38	1,200,000	769,334
@#Nuveen Investments 144A 10.50% 11/15/15	3,225,000	1,644,750
Silicon Valley Bank 6.05% 6/1/17	700,000	520,848
•USB Capital IX 6.189% 4/15/49	765,000	424,736
•Wells Fargo Capital XIII 7.70% 12/29/49	2,320,000	1,485,904
Zions Bancorporation 6.00% 9/15/15	1,330,000	696,291
		12,050,340

Media – 5.75%
‡#Charter Communications Operating 144A
*10.00% 4/30/12	615,000	581,175
10.375% 4/30/14	715,000	654,225
10.875% 9/15/14	3,550,000	3,550,000
#CSC Holdings 144A
8.50% 4/15/14	152,000	155,800
8.50% 6/15/15	1,560,000	1,587,300
DIRECTV Holdings 7.625% 5/15/16	585,000	582,075
EchoStar DBS 7.125% 2/1/16	1,725,000	1,621,500
#Expedia 144A 8.50% 7/1/16	925,000	860,250
Lamar Media
*6.625% 8/15/15	320,000	252,800
6.625% 8/15/15	1,920,000	1,478,400
Mediacom Capital 9.50% 1/15/13	885,000	871,725
Nielsen Finance 10.00% 8/1/14	1,545,000	1,460,025
#Nielsen Finance 144A 11.625% 2/1/14	120,000	119,400
Quebecor Media 7.75% 3/15/16	805,000	676,200
#Rainbow National Services 144A 10.375% 9/1/14	873,000	912,285
Videotron 6.375% 12/15/15	190,000	177,650
#Videotron 144A 9.125% 4/15/18	1,430,000	1,492,563
		17,033,373
Real Estate – 0.36%
Ventas Realty 6.50% 6/1/16	1,190,000	1,065,050
		1,065,050
Services Cyclical – 7.73%
*Aramark 8.50% 2/1/15	3,056,000	2,933,760
@Cardtronics
9.25% 8/15/13	2,088,000	1,524,240
9.25% 8/15/13	345,000	251,850
Corrections Corporation of America 6.25% 3/15/13	830,000	803,025
#Erac USA Finance 144A 6.375% 10/15/17	995,000	738,851
FTI Consulting
7.625% 6/15/13	2,020,000	2,050,300
7.75% 10/1/16	480,000	489,600
@#*Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,671,000	1,311,735
Gaylord Entertainment
6.75% 11/15/14	655,000	443,763
8.00% 11/15/13	1,385,000	997,200
Global Cash Access 8.75% 3/15/12	1,576,000	1,394,760
Hertz
8.875% 1/1/14	1,125,000	877,500
*10.50% 1/1/16	655,000	468,325
Kansas City Southern de Mexico 9.375% 5/1/12	717,000	659,640
#Kansas City Southern de Mexico 144A 12.50% 4/1/16	325,000	315,250
Lender Processing Services 8.125% 7/1/16	900,000	895,500
*#MGM MIRAGE 144A 13.00% 11/15/13	1,400,000	1,302,000
‡@*Northwest Airlines 10.00% 2/1/10	575,000	2,875
Pinnacle Entertainment
8.25% 3/15/12	30,000	29,400
*8.75% 10/1/13	1,380,000	1,338,600
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,685,000	1,567,050
RSC Equipment Rental 9.50% 12/1/14	1,195,000	773,763
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,505,000	1,150,783
8.03% 10/1/20	680,000	552,486
		22,872,256
Services Non-Cyclical – 6.95%
Alliance Imaging 7.25% 12/15/12	1,030,000	1,022,275
#Ashtead Capital 144A 9.00% 8/15/16	895,000	581,750
*Bausch & Lomb 9.875% 11/1/15	1,600,000	1,460,000
Casella Waste Systems 9.75% 2/1/13	2,343,000	2,050,125
*Community Health Systems 8.875% 7/15/15	2,846,000	2,846,000
HCA
6.50% 2/15/16	2,240,000	1,736,000
*9.25% 11/15/16	3,281,000	3,256,393
HCA PIK 9.625% 11/15/16	522,000	485,460
•HealthSouth 8.323% 6/15/14	1,260,000	1,146,600
*Psychiatric Solutions 7.75% 7/15/15	1,110,000	1,021,200
Select Medical 7.625% 2/1/15	2,460,000	1,881,900

Tenet Healthcare 7.375% 2/1/13	1,585,000	1,458,200
Universal Hospital Services PIK 8.50% 6/1/15	915,000	855,525
US Oncology 9.00% 8/15/12	775,000	767,250
		20,568,678
Technology & Electronics – 3.00%
Amkor Technologies 7.75% 5/15/13	700,000	686,000
Anixter 10.00% 3/15/14	580,000	556,800
Avago Technologies Finance 10.125% 12/1/13	915,000	882,975
Celestica
7.625% 7/1/13	1,325,000	1,265,375
7.875% 7/1/11	580,000	577,100
*Flextronics International 6.25% 11/15/14	655,000	596,050
National Semiconductor 6.60% 6/15/17	655,000	514,227
Sanmina-SCI 8.125% 3/1/16	1,239,000	631,890
Sungard Data Systems
9.125% 8/15/13	1,401,000	1,344,960
10.25% 8/15/15	2,069,000	1,810,375
		8,865,752
Telecommunications – 13.83%
‡=@Allegiance Telecom 11.75% 2/15/08	2,300,000	0
Cincinnati Bell 7.00% 2/15/15	1,275,000	1,217,625
Citizens Communications
6.25% 1/15/13	715,000	682,825
*7.125% 3/15/19	1,795,000	1,588,575
Cricket Communications 9.375% 11/1/14	2,012,000	2,001,940
Crown Castle International 9.00% 1/15/15	680,000	697,000
#Digicel 144A 9.25% 9/1/12	1,395,000	1,318,275
*#Digicel Group 144A 8.875% 1/15/15	1,070,000	781,100
#DigitalGlobe 144A 10.50% 5/1/14	740,000	747,400
Frontier Communications 8.25% 5/1/14	495,000	488,813
GCI 7.25% 2/15/14	715,000	661,375
Hughes Network Systems 9.50% 4/15/14	1,945,000	1,828,300
Inmarsat Finance II 10.375% 11/15/12	1,816,000	1,870,480
Intelsat Jackson Holdings 11.25% 6/15/16	4,141,000	4,254,877
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	485,000	482,575
Lucent Technologies 6.45% 3/15/29	1,644,000	822,000
*MetroPCS Wireless 9.25% 11/1/14	2,596,000	2,612,225
#MetroPCS Wireless 144A 9.25% 11/1/14	205,000	205,256
Nextel Communications 7.375% 8/1/15	2,095,000	1,505,781
#Nordic Telephone Holdings 144A 8.875% 5/1/16	2,043,000	1,981,710
#Qwest 144A 8.375% 5/1/16	1,020,000	1,020,000
Qwest Communications International 7.50% 2/15/14	705,000	657,413
Rogers Wireless 8.00% 12/15/12	375,000	386,250
Sprint Capital 8.375% 3/15/12	300,000	289,125
Sprint Nextel 6.00% 12/1/16	4,195,000	3,502,824
#Telesat Canada 144A
11.00% 11/1/15	1,035,000	967,725
12.50% 11/1/17	1,075,000	897,625
Time Warner Telecom Holdings 9.25% 2/15/14	1,860,000	1,873,950
@#Vimpelcom 144A 9.125% 4/30/18	2,520,000	1,808,100
Virgin Media Finance 8.75% 4/15/14	1,180,000	1,174,100
#Wind Acquisition Finance 144A 10.75% 12/1/15	965,000	1,008,425
Windstream 8.125% 8/1/13	1,600,000	1,600,000
		40,933,669
Utilities – 4.86%
AES
7.75% 3/1/14	300,000	283,500
8.00% 10/15/17	966,000	888,720
#AES 144A
8.00% 6/1/20	775,000	682,000
8.75% 5/15/13	278,000	282,170
Edison Mission Energy
*7.00% 5/15/17	65,000	49,400
7.20% 5/15/19	400,000	293,000
7.625% 5/15/27	1,650,000	1,064,250
Elwood Energy 8.159% 7/5/26	1,651,067	1,307,969
Midwest Generation 8.30% 7/2/09	463,674	456,719
*Mirant Americas Generation 8.50% 10/1/21	1,670,000	1,402,800
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	835,658	818,945
Mirant North America 7.375% 12/31/13	432,000	417,960

NRG Energy
7.375% 2/1/16	2,689,000	2,594,884
7.375% 1/15/17	355,000	339,913
Orion Power Holdings 12.00% 5/1/10	1,610,000	1,690,500
RRI Energy
6.75% 12/15/14	500,000	485,000
*7.625% 6/15/14	650,000	589,875
*Texas Competitive Electric Holdings 10.25% 11/1/15	1,311,000	750,548
		14,398,153
Total Corporate Bonds (cost $278,306,158)		260,426,596

«Senior Secured Loans – 5.90%
Calpine Term Tranche Loan T1 4.095% 3/29/14	850,000	732,670
Energy Futures Holdings Term Tranche Loan B2 3.97% 10/10/14	2,165,884	1,481,194
Flextronics International
Term Tranche Loan A2 3.685% 10/1/14	637,617	490,965
Term Tranche Loan A3 3.685% 10/1/14	743,886	572,792
Ford Motor Term Tranche Loan B 3.46% 12/15/13	4,061,150	2,585,592
General Motors Term Tranche Loan B 8.00% 11/29/13	8,055,475	5,322,373
Northwest Airlines 2.46% 8/21/13	955,000	882,310
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14	2,165,000	1,964,738
Toys R Us Term Tranche Loan B 4.80% 7/19/12	2,145,000	1,703,934
Univision Communications Term Tranche Loan B 2.768% 9/29/14	2,805,000	1,716,506
Total Senior Secured Loans (cost $15,029,570)		17,453,074

	Number of
	Shares
Common Stock – 0.41%
P=†Avado Brands	10,211	0
†BWAY Holding	17,955	167,341
*Cablevision Systems Class A	8,300	142,428
*†Cardtronics	75,250	184,363
†Century Communications	4,250,000	0
†Flextronics International	49,950	193,806
†Graphic Packaging Holding	148,827	255,981
Innophos Holdings	2,300	34,109
*†Mirant	1,775	22,596
*†NRG Energy	12,150	218,457
P=†Port Townsend	3,285	33
Time Warner Cable Class A	22	720
†USGen	1,950,000	0
Total Common Stock (cost $4,364,184)		1,219,834

Convertible Preferred Stock – 0.36%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	23,600	1,073,800
Total Convertible Preferred Stock (cost $1,016,853)		1,073,800

Preferred Stock – 0.80%
#GMAC 144A 9.00%	2,213	664,038
•JPMorgan Chase 7.90%	1,515,000	1,155,321
•PNC Financial Services Group 8.25%	915,000	548,621
=Port Townsend	657	0
Total Preferred Stock (cost $3,064,593)		2,367,980

Warrants – 0.00%
=†Port Townsend	657	7
#†Solutia 144A exercise price $7.59, expiration date 7/15/09	120,596	0
Total Warrants (cost $421,969)		7

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 3.04%
BNP Paribas 0.15%, dated 4/30/09, to be
repurchased on 5/1/09, repurchase price $9,002,038
(collateralized by U.S. Government obligations,
6/24/09-9/24/09; with market value $9,191,020)	$9,002,000	9,002,000
Total Repurchase Agreement (cost $9,002,000)		9,002,000

Total Value of Securities Before Securities Lending Collateral – 99.49%
(cost $313,814,426)		294,495,721

	Number of
	Shares
Securities Lending Collateral*** – 7.45%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,839,274	4,839,274
BNY Mellon SL DBT II Liquidating Fund	17,798,174	17,203,143
†Mellon GSL Reinvestment Trust II	542,043	54
Total Securities Lending Collateral (cost $23,179,491)		22,042,471

Total Value of Securities – 106.94%
(cost $336,993,917)		316,538,192	©
Obligation to Return Securities Lending Collateral*** – (7.83%)		(23,179,491)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.89%		2,643,134
Net Assets Applicable to 93,123,674 Shares Outstanding – 100.00%		$296,001,835

†Non income producing security.
‡Non income producing security. Security is currently in default.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $62,782,230, which represented 21.21% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2009, the aggregate amount of fair valued securities was $685,387, which represented 0.23% of the Fund’s net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of April 30, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $19,290,389, which represented 6.52% of the Fund’s net assets. See Note 5 in “Notes.”
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of restricted securities was $33 or 0.00% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $24,311,232 of securities loaned.

PIK – Pay-in-Kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Income Fund (Trust) – Delaware High-Yield Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing)

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$339,648,539
Aggregate unrealized appreciation	12,273,009
Aggregate unrealized depreciation	(33,541,674)
Net unrealized depreciation	$(21,268,665)

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $5,407,330 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,177,753 expires in 2010, $424,701 expires in 2014 and $2,804,876 in 2016.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

Securities
Level 1	$10,221,801
Level 2	307,472,632
Level 3	685,441
Total	$318,379,874

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/2008	$323,383
Net change in unrealized appreciation/depreciation	(5,064,751)
Net purchases, sales and settlements	5,348
Net transfers in and/or out of Level 3	5,421,461
Balance as of 4/30/09	$685,441

Net change in unrealized
appreciation/depreciation from
investments still held as of 4/30/09	$(922,831)

3. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets. There were no swap contracts outstanding at April 30,2009.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of securities on loan was $25,021,173, for which the Fund received collateral, comprised of securities collateral valued at $430,650, and cash collateral of $24,479,130. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Fund Merger
Effective at the close of business on April 17, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Delchester® Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: